ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of Group's Major Direct and Indirect Subsidiaries of Investments (Details)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity incorporation date	Oct. 18, 2017
Entity Incorporation, State or Country Code	E9
GreenTree Inns Hotel (Shanghai) Management, Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Nov. 30, 2004
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (China) Management, Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Jun. 30, 2005
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Jiangpu Hotel (Shanghai) Company Limited.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Aug. 09, 2005
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Hexie (Changzhou) Hotel Management Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Sep. 14, 2006
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Jiangsu) Management, Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Jan. 30, 2007
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Changning) Management, Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Jan. 30, 2007
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Tianjin) Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Aug. 02, 2007
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Zhejiang) Management, Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Aug. 13, 2007
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Beijing) Management, Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Mar. 17, 2008
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shiruide Hotel Management (Shanghai) Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 16, 2009
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Jinan Dongrunbao Inns Management Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Apr. 22, 2009
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Suites Management Corp ("GreenTree Suites")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Jun. 30, 2009
Entity Incorporation, State or Country Code	E9
Major Operation	Investment holding
Pacific Hotel Investment, Inc.("PHI")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Jun. 30, 2009
Entity Incorporation, State or Country Code	Y0
Major Operation	Investment holding
GreenTree Inns Hotel Management Group, Inc. ("GreenTree Samoa")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Oct. 28, 2010
Entity Incorporation, State or Country Code	Y0
Major Operation	Investment holding
GreenTree Hotels (Hong Kong), Limited.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 17, 2011
Entity Incorporation, State or Country Code	K3
Major Operation	Investment holding
Shanghai Evergreen Technology Co., Ltd. ("Shanghai Evergreen")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Oct. 20, 2011
Entity Incorporation, State or Country Code	F4
Major Operation	Information technology services
Shanghai Beifu Industrial Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 25, 2014
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shenzhen Gegao Investment Management Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	May 07, 2015
Entity Incorporation, State or Country Code	F4
Major Operation	Investment holding
Yancheng Ruixin Hotel Management Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	70.00%
Entity incorporation date	Jun. 05, 2015
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shanghai Jingjia Hotel Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 15, 2017
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shanghai Wumian Hotel Management Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	66.70%
Entity incorporation date	Jan. 16, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Yancheng Zexin Hotel Management Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	51.00%
Entity incorporation date	Jul. 01, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Foshan Baiqinghui Hotel Management Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	70.00%
Entity incorporation date	Aug. 31, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Hotel (Xuzhou) Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 05, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel property
Banyan Hotel (Xuzhou) Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	May 03, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel property
Suzhou Ganglongkaiyuan Hotel Management Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	May 31, 2019
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel property
Shanghai Sipei Technology Co., Ltd. ("Shanghai Sipei")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Ownership	100.00%
Entity incorporation date	Oct. 20, 2011
Entity Incorporation, State or Country Code	F4
Major Operation	Information technology services